ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
ACCRUED EXPENSES

NOTE 7 – ACCRUED EXPENSES

Accrued expenses consist of the following at:

	December 31, 2021	December 31, 2020
Accrued payroll	$289,408	$120,926
Accrued value added tax	30,374	17,956
Accrued cost of revenue	603,332	489,071
Accrued professional services	12,466	136,017
Other accrued liabilities	3,527	18,527
Total accrued expenses	$939,107	$782,497